Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Statement of changes in equity [abstract]
Tax credit relating to cash flow hedge	$ 5,729
Changes of fair value valuation for farmlands	11,790
Income tax relating to changes in revaluation surplus derived from disposal of assets included in other comprehensive income	$ 3,458